Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net loss	$ (10,061,723)	$ (1,819,387)	$ (697,941)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	810,198	(559,936)	(23,035)
Comprehensive loss	(9,251,525)	(2,379,323)	(720,976)
Comprehensive loss attributable to the non- controlling interest
Comprehensive loss attributable to the Company	$ (9,251,525)	$ (2,379,323)	$ (720,976)